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                                 March 10, 2003


VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

            Re: The Prudential Discovery Premier Group Variable Contract Account (File No. 333-95637)


Dear Commissioners:

            On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

            In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio, Alliance Quasar Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Dreyfus Socially Responsible Growth Fund, Franklin Small Cap Fund, Templeton Foreign Securities Fund, INVESCO VIF-Dynamics Fund, Janus Aggressive Growth Portfolio, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Credit Suisse Emerging Growth Portfolio, The Prudential Series Fund: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Prudential Value and Jennison 20/20 Focus Portfolios.

1.          Filer/Entity:     AIM Variable Insurance Funds
            Registration No.: 811-07452
            CIK No.:          0000896435
            Accession No.:    0000950129-03-001178
            Date of Filing:   03/04/2003
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2.          Filer/Entity:     Alliance Variable Products Series Fund, Inc. -
                                Growth and Income
            Registration No.: 811-05398
            CIK No.           0000825316
            Accession No.:    0000936772-03-000090
            Date of Filing:   02/21/2003

3.          Filer/Entity:     Alliance Variable Products Series Fund, Inc. -
                                Premier Growth
            Registration No.: 811-05398
            CIK No.           0000825316
            Accession No.:    0000936772-003-000075
            Date of Filing:   02/21/2003

4.          Filer/Entity:     Alliance Variable Products Series Fund, Inc. -
                                Quasar
            Registration No.: 811-05398
            CIK No.           0000825316
            Accession No.     0000936772-02-000077
            Date of Filing:   02/21/2003

5.          Filer/Entity:     American Century Variable Portfolios
            Registration No.: 811-05188
            CIK No.           0000814680
            Accession No.:    0000814680-02-0000004
            Date of Filing:   02/28/2003

6.          Filer/Entity      Credit Suisse Trust - Emerging Growth Portfolio
            Registration No.: 811-07261
            CIK No.           000941568
            Accession No.:    0001047469-03-006523
            Date of Filing:   02/24/2003

7.          Filer/Entity:     Davis Variable Account Fund, Inc.
            Registration No.: 811-09293
            CIK No.           0001084060
            Accession No.:    0000950136-03-000361
            Date of Filing:   02/19/2003

8.          Filer/Entity:     The Dreyfus Socially Responsible Growth Fund, Inc.
            Registration No.: 811-07044
            CIK No.:          0000890064
            Accession No.:    0000890064-03-000002
            Date of Filing:   03/03/2003


9.          Filer/Entity:     Franklin Templeton Variable Insurance Products
                                Trust
            Registration No.: 811-05583
            CIK No.:          0000837274
            Accession No.:    0000950109-03-000760
            Date of Filing:   02/25/2003
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10.         Filer/Entity:     INVESCO Variable Investment Funds, Inc.
            Registration No.: 811-08038
            CIK No.           0000912744
            Accession No.:    0000912744-03-000003
            Date of Filing:   03/03/2003

11.         Filer/ Entity:    Janus Aspen Series
            Registration No.: 811-07736
            CIK No.           0000906185
            Accession No.:    0001093801-03-000222
            Date of Filing:   02/21/2003


12.         Filer/Entity      MFS Bond Series
            Registration No.: 811-08326
            CIK No.           0000918571
            Accession No.:    0000950156-03-000069
            Date of Filing:   02/14/2003


13.         Filer/Entity      MFS Emerging Growth Series
            Registration No.: 811-08326
            CIK No.           0000918571
            Accession No.:    0000950156-03-000064
            Date of Filing:   02/14/2003


14.         Filer/Entity      MFS Investors Growth Stock Series
            Registration No.: 811-08326
            CIK No.           0000918571
            Accession No.:    0000950156-03-000064
            Date of Filing:   02/14/2003

15.         Filer/Entity      MFS Investors Trust Series
            Registration No.: 811-08326
            CIK No.           0000918571
            Accession No.:    0000950156-03-000058
            Date of Filing:   02/14/2003

16.         Filer/Entity      MFS Total Return Series
            Registration No.: 811-08326
            CIK No.           0000918571
            Accession No.:    0000950156-03-000065
            Date of Filing:   02/14/2003
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17.         Filer/Entity      The Prudential Series Fund, Inc.
            Registration No.: 811-03623
            CIK No.           0000711175
            Accession No.:    0000950109-03-001041
            Date of Filing:   03/04/2003

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                            Sincerely,



                                            C. Christopher Sprague
                                            Vice President and Corporate Counsel